UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 81.40%
Consumer Discretionary – 4.52%
DIRECTV Class A †	1,550	$133,997
General Motors	1,211	42,143
Johnson Controls	39,900	1,947,519
Lowe’s	42,100	2,210,671
Tarkett Class W/I *	9,027	278,745
		4,613,075
Consumer Staples – 8.10%
Archer-Daniels-Midland	43,700	2,178,882
CVS Caremark	26,500	2,105,425
Hanesbrands	590	60,581
Kraft Foods Group	33,533	1,975,094
Mondelez International
Class A	53,500	1,936,165
		8,256,147
Diversified REITs – 1.44%
Fibra Uno Administracion †	116,400	419,215
Fifth Street Finance	20,943	205,870
Lexington Realty Trust	62,300	677,824
Nieuwe Steen Investments	243	1,383
Vornado Realty Trust	665	70,404
Washington Real Estate
Investment Trust	3,500	97,230
		1,471,926
Energy – 10.04%
Chevron	15,600	2,019,420
ConocoPhillips	23,600	1,916,792
Halcon Resources †	363	1,994
Halliburton	29,000	1,960,690
Kodiak Oil & Gas †	4,776	77,706
Marathon Oil	51,300	2,138,697
Occidental Petroleum	20,000	2,074,600
Range Resources	589	46,289
		10,236,188
Financials – 8.20%
Allstate	34,700	2,133,703
Bank of New York Mellon	53,800	2,107,884
BB&T	54,600	2,038,218
Marsh & McLennan	39,200	2,081,520
		8,361,325
Healthcare – 12.29%
Akorn *†	1,099	42,883
Baxter International	27,100	2,031,958
Cardinal Health	28,900	2,129,930
Johnson & Johnson	19,100	1,981,243
LTC Properties	2,500	102,375
Merck	34,700	2,085,817
Pfizer	66,589	1,957,051
Quest Diagnostics	34,200	2,161,782
Valeant Pharmaceuticals
International †	296	34,721
		12,527,760
Healthcare REITs – 1.01%
HCP	6,650	288,145
Health Care REIT	4,660	314,923
Healthcare Trust of America
Class A	23,400	291,330
Sabra Health Care REIT	4,700	133,856
		1,028,254
Hotel REITs – 1.09%
Ashford Hospitality Prime	1,700	27,523
Ashford Hospitality Trust	7,900	91,561
DiamondRock Hospitality	15,800	210,456
LaSalle Hotel Properties	2,600	95,030
Strategic Hotels & Resorts †	26,900	319,572
Summit Hotel Properties	33,800	370,110
		1,114,252
Industrial REITs – 1.04%
First Industrial Realty Trust	23,600	429,520
Prologis	780	31,933
STAG Industrial	19,400	454,542
Terreno Realty	7,300	147,752
		1,063,747
Industrials – 6.29%
Northrop Grumman	16,900	2,150,018
Raytheon	22,000	2,119,480
Waste Management	45,600	2,141,832
		6,411,330
Information Technology – 8.24%
Broadcom Class A	54,000	2,126,520
Cisco Systems	80,400	2,009,196
Intel	59,800	2,088,216
Xerox	157,300	2,172,313
		8,396,245
Mall REITs – 1.81%
CBL & Associates Properties	10,834	205,846
General Growth Properties	4,129	101,450
Macerich	1,226	80,046
Rouse Properties	228	3,985
Simon Property Group	8,547	1,453,246
		1,844,573

(continues)          NQ-DDF [8/14] 10/14 (13301) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Manufactured Housing REIT – 0.38%
Sun Communities	7,300	$391,499
		391,499
Materials – 2.00%
duPont (E.I.) deNemours	30,900	2,042,799
		2,042,799
Mixed REITs – 0.11%
PS Business Parks	1,400	114,156
		114,156
Mortgage REIT – 0.29%
Starwood Property Trust	12,200	290,970
		290,970
Multifamily REITs – 1.37%
Apartment Investment &
Management	10,919	374,194
Camden Property Trust	2,950	220,778
Education Realty Trust	22,500	245,025
Equity Residential	5,000	332,350
Essex Property Trust	1,147	221,887
		1,394,234
Office REITs – 1.40%
alstria office REIT *†	21,023	281,076
Corporate Office Properties
Trust	16,400	465,432
Equity Commonwealth	7,600	204,288
Parkway Properties	23,000	477,250
		1,428,046
Self-Storage REITs – 0.38%
Extra Space Storage	7,300	384,710
		384,710
Shopping Center REITs – 1.80%
Agree Realty	17,500	516,775
Federal Realty Investment
Trust	200	24,956
First Capital Realty	10,481	186,235
Kimco Realty	15,530	364,800
Kite Realty Group Trust	8,900	228,908
Ramco-Gershenson Properties
Trust	11,700	198,432
Weingarten Realty Investors	2,500	85,550
Wheeler Real Estate
Investment Trust *@	45,156	227,135
		1,832,791
Single Tenant REITs – 0.67%
American Realty Capital
Properties	37,100	488,236
National Retail Properties *	5,300	196,842
		685,078
Specialty REITs – 2.54%
AMC Entertainment Holdings	15,000	355,050
EPR Properties	5,220	297,070
Gladstone Land	24,800	306,528
Home Loan Servicing
Solutions	35,400	775,260
Plum Creek Timber	5,285	214,730
Rayonier	2,200	75,394
Santander Consumer USA
Holdings	9,852	183,444
Solar Capital	15,528	310,560
Starwood Waypoint
Residential Trust †	2,400	66,432
		2,584,468
Telecommunications – 4.13%
AT&T	56,400	1,971,744
Century Communications =†	500,000	0
Frontier Communications	30,300	206,040
Verizon Communications	40,800	2,032,656
		4,210,440
Utilities – 2.26%
American Water Works	3,200	161,952
Edison International	36,300	2,146,782
		2,308,734

Total Common Stock
(cost $58,228,007)		82,992,747

Convertible Preferred Stock – 3.22%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15 *	8,575	194,545
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	187	225,335
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	5,250	309,907
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	6,300	318,150
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	130	130,390

2 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49	238	$329,392
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	182	245,700
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	6,910	331,335
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	1,550	85,513
Maiden Holdings 7.25%
exercise price $15.47,
expiration date 9/15/16	6,000	282,240
SandRidge Energy
7.00% exercise price
$7.76, expiration date
12/31/49	1,000	96,750
8.50% exercise price
$8.01, expiration date
12/31/49	1,780	178,667
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	259	314,936
Weyerhaeuser 6.375%
exercise price $33.20,
expiration date 7/1/16	1,788	103,275
Wheeler Real Estate
Investment Trust
9.00% exercise price
$5.00, expiration date
12/31/49 *	3,960	100,386
9.00% exercise price
$5.00, expiration date
12/31/49 @=	34	35,557
Total Convertible Preferred
Stock (cost $3,024,564)		3,282,078

	Principal
	amount°
Convertible Bonds – 8.26%
Basic Industry – 0.10%
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	135,000	97,706
		97,706
Capital Goods – 0.43%
General Cable 4.50% exercise
price $35.33, expiration
date 11/15/29 ϕ	242,000	215,834
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 *	277,000	216,753
		432,587
Communications – 1.42%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	253,000	206,195
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	148,000	149,757
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #T	213,000	242,820
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	17,000	44,912
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	205,000	278,928
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	364,000	377,195
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	41,000	148,471
		1,448,278
Consumer Cyclical – 0.68%
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	164,000	230,933
Live Nation Entertainment
144A 2.50% exercise price
$34.68, expiration date
5/13/19 #	41,000	41,307
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	394,000	423,550
		695,790

(continues)          NQ-DDF [8/14] 10/14 (13301) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical – 2.01%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20 *	122,000	$136,106
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date
11/27/20 #*	359,000	344,417
Hologic
2.00% exercise price
$38.59, expiration date
12/15/43	227,000	249,133
2.00% exercise price
$31.17, expiration date
2/27/42 *ϕ	214,000	230,317
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	380,000	430,113
Salix Pharmaceuticals 1.50%
exercise price $65.81,
expiration date 3/15/19	45,000	110,559
Spectrum Pharmaceuticals
144A 2.75% exercise price
$10.53, expiration date
12/13/18 #	144,000	150,300
Vector Group
1.75% exercise price
$27.16, expiration date
4/15/20	223,000	251,851
2.50% exercise price
$17.62, expiration date
1/14/19 •	97,000	141,490
		2,044,286
Energy – 0.79%
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	126,000	131,119
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	316,000	285,190
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	140,000	190,050
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	189,000	201,757
		808,116
Financials – 0.77%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	189,000	200,576
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	287,000	304,399
Gain Capital Holdings 144A
4.125% exercise price
$12.00, expiration date
11/30/18 #	180,000	165,713
New Mountain Finance 144A
5.00% exercise price
$15.93, expiration date
6/14/19 #	114,000	117,776
		788,464
Real Estate Investment Trusts – 0.85%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	285,000	306,019
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	224,000	221,340
Forest City Enterprises
3.625% exercise price
$24.21, expiration date
8/14/20	140,000	149,187
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	118,000	189,611
		866,157
Technology – 1.21%
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	179,000	233,371
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	155,000	262,241
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	256,000	265,920
SanDisk 1.50% exercise price
$51.53, expiration date
8/11/17 *	105,000	202,650

4 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Technology (continued)
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37	158,000	$273,735
		1,237,917
Total Convertible Bonds
(cost $7,504,947)		8,419,301

Corporate Bonds – 35.50%
Automobiles – 1.26%
American Axle &
Manufacturing
7.75% 11/15/19	103,000	117,677
Chassix 144A
9.25% 8/1/18 #	105,000	109,200
General Motors
4.875% 10/2/23	90,000	96,750
6.25% 10/2/43	115,000	135,413
General Motors Financial
6.75% 6/1/18	180,000	202,725
International Automotive
Components Group 144A
9.125% 6/1/18 #	220,000	235,400
Meritor
6.25% 2/15/24	65,000	67,113
6.75% 6/15/21	110,000	116,875
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	208,100
		1,289,253
Banking – 1.29%
Barclays Bank
7.625% 11/21/22	200,000	225,000
Credit Suisse Group 144A
7.50% 12/29/49 #•	305,000	331,687
JPMorgan Chase
6.75% 1/29/49 •	205,000	221,144
Lloyds Banking Group 7.50%
4/30/49 *•	330,000	346,913
Popular 7.00% 7/1/19	190,000	191,900
		1,316,644
Basic Industry – 4.20%
AK Steel 7.625% 5/15/20 *	204,000	211,905
ArcelorMittal 6.125% 6/1/18	185,000	201,881
Arch Coal 144A
8.00% 1/15/19 #*	175,000	169,313
Builders FirstSource 144A
7.625% 6/1/21 #*	197,000	206,357
Cemex 144A
7.25% 1/15/21 #	200,000	220,250
CPG Merger Sub 144A
8.00% 10/1/21 #*	185,000	194,713
Essar Steel Minnesota 144A
11.50% 5/15/20 #	55,000	56,581
First Quantum Minerals
144A 6.75% 2/15/20 #	97,000	101,123
144A 7.00% 2/15/21 #	97,000	102,335
144A 7.25% 5/15/22 #	250,000	264,375
FMG Resources August 2006
144A 6.875% 4/1/22 #*	212,000	231,743
Hardwoods Acquisition 144A
7.50% 8/1/21 #	135,000	137,700
HD Supply 11.50% 7/15/20	170,000	200,387
INEOS Group Holdings 144A
5.875% 2/15/19 #	200,000	205,500
JMC Steel Group 144A
8.25% 3/15/18 #	145,000	147,356
Kissner Milling 144A
7.25% 6/1/19 #	155,000	160,231
LSB Industries 7.75% 8/1/19	140,000	153,650
Masonite International 144A
8.25% 4/15/21 #	205,000	223,450
New Gold 144A
6.25% 11/15/22 #	190,000	200,450
Nortek 8.50% 4/15/21	129,000	140,933
Polymer Group 144A
6.875% 6/1/19 #	185,000	187,775
Ryerson
9.00% 10/15/17	120,000	128,100
11.25% 10/15/18	50,000	55,750
TPC Group 144A
8.75% 12/15/20 #	210,000	232,575
Wise Metals Group 144A
8.75% 12/15/18 #	80,000	86,800
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	55,000	58,369
		4,279,602
Capital Goods – 2.48%
Accudyne Industries 144A
7.75% 12/15/20 #	180,000	193,500
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	198,500
B/E Aerospace 5.25% 4/1/22	90,000	97,875
BWAY Holding 144A
9.125% 8/15/21 #	340,000	350,200
Consolidated Container 144A
10.125% 7/15/20 #	171,000	171,000

(continues)          NQ-DDF [8/14] 10/14 (13301) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Gardner Denver 144A
6.875% 8/15/21 #*	90,000	$95,625
Gates Global 144A
6.00% 7/15/22 #	335,000	333,325
Milacron 144A
7.75% 2/15/21 #	180,000	194,850
Plastipak Holdings 144A
6.50% 10/1/21 #	145,000	152,250
Reynolds Group Issuer
8.25% 2/15/21 *	145,000	158,956
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	174,563
TransDigm
144A 6.00% 7/15/22 #	215,000	219,031
144A 6.50% 7/15/24 #	180,000	184,725
		2,524,400
Communications – 3.65%
CenturyLink 6.75% 12/1/23 *	115,000	127,722
Cogent Communications
Finance 144A
5.625% 4/15/21 #	185,000	185,000
Digicel Group
144A 7.125% 4/1/22 #	200,000	208,000
144A 8.25% 9/30/20 #	221,000	239,785
Hughes Satellite Systems
7.625% 6/15/21	160,000	181,600
Intelsat Luxembourg
8.125% 6/1/23	835,000	908,063
Level 3 Escrow II 144A
5.375% 8/15/22 #	220,000	221,650
Sprint
144A 7.125% 6/15/24 #	485,000	496,519
144A 7.25% 9/15/21 #	210,000	223,125
144A 7.875% 9/15/23 #	125,000	134,375
Sprint Capital 6.90% 5/1/19	40,000	43,150
T-Mobile USA
6.125% 1/15/22	55,000	57,200
6.25% 4/1/21	85,000	88,506
6.50% 1/15/24	35,000	36,487
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	211,500
Windstream
7.50% 6/1/22	105,000	114,581
7.75% 10/1/21	115,000	125,925
Zayo Group 10.125% 7/1/20	107,000	122,114
		3,725,302
Consumer Cyclical – 1.85%
BI-LO 144A PIK 8.625%
9/15/18 #T	225,000	222,187
DBP Holding 144A
7.75% 10/15/20 #	121,000	115,555
Landry’s 144A
9.375% 5/1/20 #	320,000	345,600
Men’s Wearhouse 144A
7.00% 7/1/22 #*	105,000	110,513
Michaels Stores 144A
5.875% 12/15/20 #	145,000	147,247
Murphy Oil USA
6.00% 8/15/23	190,000	202,350
Pantry 8.375% 8/1/20	195,000	209,625
Party City Holdings
8.875% 8/1/20	210,000	232,575
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	130,000	133,900
Rite Aid 6.75% 6/15/21 *	115,000	122,619
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	50,000	48,625
		1,890,796
Consumer Non-Cyclical – 0.74%
Crestview DS Merger Sub II
10.00% 9/1/21	125,000	141,875
Darling Ingredients 144A
5.375% 1/15/22 #	70,000	72,887
JBS Investments 144A
7.75% 10/28/20 #	200,000	217,000
Prestige Brands 144A
5.375% 12/15/21 #	140,000	139,650
Spectrum Brands
6.375% 11/15/20	35,000	37,800
6.625% 11/15/22	135,000	146,813
		756,025
Energy – 6.26%
Athlon Holdings 144A
6.00% 5/1/22 #*	165,000	170,363
Baytex Energy
144A 5.125% 6/1/21 #	40,000	40,200
144A 5.625% 6/1/24 #	175,000	175,656
Calumet Specialty Products
Partners 7.625% 1/15/22	280,000	294,000
Chaparral Energy
7.625% 11/15/22	90,000	97,087
8.25% 9/1/21	105,000	113,794
CHC Helicopter
9.375% 6/1/21 *	200,000	224,000

6 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy
4.875% 4/15/22	345,000	$362,664
Compressco Partners 144A
7.25% 8/15/22 #	215,000	217,687
Energy Transfer Equity
5.875% 1/15/24	86,000	91,267
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	190,000	193,800
Exterran Partners
6.00% 4/1/21	195,000	197,925
FTS International 144A
6.25% 5/1/22 #	200,000	205,500
Genesis Energy
5.75% 2/15/21	215,000	223,063
Halcon Resources
8.875% 5/15/21	105,000	111,037
9.75% 7/15/20	205,000	221,913
Hercules Offshore
144A 6.75% 4/1/22 #*	200,000	181,250
144A 7.50% 10/1/21 #*	95,000	90,250
144A 8.75% 7/15/21 #	55,000	55,825
Key Energy Services
6.75% 3/1/21	275,000	280,500
Laredo Petroleum
5.625% 1/15/22	85,000	87,763
7.375% 5/1/22	100,000	110,000
Midstates Petroleum
9.25% 6/1/21	285,000	309,937
Northern Blizzard Resources
144A 7.25% 2/1/22 #	124,000	131,440
Northern Oil & Gas
8.00% 6/1/20	175,000	184,625
NuStar Logistics
6.75% 2/1/21	115,000	128,225
Oasis Petroleum
6.875% 3/15/22	135,000	148,163
Ocean Rig UDW 144A
7.25% 4/1/19 #	250,000	250,000
Offshore Group Investment
7.125% 4/1/23	90,000	89,775
PDC Energy 7.75% 10/15/22	185,000	203,500
Pioneer Energy Services 144A
6.125% 3/15/22 #	190,000	193,800
Regency Energy Partners
5.875% 3/1/22	190,000	205,200
Samson Investment
9.75% 2/15/20	201,000	206,025
SandRidge Energy
8.125% 10/15/22	243,000	259,403
Triangle USA Petroleum 144A
6.75% 7/15/22 #	195,000	200,363
Warren Resources 144A
9.00% 8/1/22 #	125,000	126,406
		6,382,406
Financials – 0.24%
Nuveen Investments 144A
9.50% 10/15/20 #	205,000	240,330
		240,330
Healthcare – 2.87%
Air Medical Group Holdings
9.25% 11/1/18	109,000	115,131
Amsurg 144A
5.625% 7/15/22 #	105,000	107,887
Community Health Systems
144A 6.875% 2/1/22 #	240,000	256,200
7.125% 7/15/20	50,000	54,187
8.00% 11/15/19	9,000	9,810
Crimson Merger Sub 144A
6.625% 5/15/22 #	185,000	176,906
DaVita HealthCare Partners
5.125% 7/15/24	450,000	457,313
Immucor 11.125% 8/15/19	155,000	172,825
Kinetic Concepts
10.50% 11/1/18	124,000	138,725
12.50% 11/1/19 *	85,000	97,219
Mallinckrodt International
Finance 4.75% 4/15/23	105,000	99,487
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	90,000	94,387
Par Pharmaceutical
7.375% 10/15/20	380,000	404,700
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	225,000	244,687
Tenet Healthcare
144A 5.00% 3/1/19 #	130,000	131,950
6.00% 10/1/20	85,000	92,437
8.125% 4/1/22	115,000	132,681
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #*	50,000	50,937
144A 6.375% 10/15/20 #	85,000	89,250
		2,926,719
Insurance – 0.99%
American International Group
8.175% 5/15/58 •	170,000	235,025
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	210,000	222,075

(continues)          NQ-DDF [8/14] 10/14 (13301) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Hub Holdings 144A PIK
8.125% 7/15/19 #T	55,000	$55,894
Onex USI Acquisition 144A
7.75% 1/15/21 #	190,000	196,650
XL Group 6.50% 10/29/49 •	305,000	295,469
		1,005,113
Media – 3.01%
Altice 144A 7.75% 5/15/22 #	210,000	223,650
CCO Holdings
5.25% 9/30/22	230,000	234,313
Clear Channel
Communications PIK
14.00% 2/1/21 *✤	191,900	193,339
Columbus International 144A
7.375% 3/30/21 #	200,000	218,500
CSC Holdings 144A
5.25% 6/1/24 #	335,000	332,487
DISH DBS 5.00% 3/15/23	250,000	249,375
Gray Television
7.50% 10/1/20	180,000	190,800
MDC Partners 144A
6.75% 4/1/20 #	200,000	210,000
Mediacom Broadband 144A
5.50% 4/15/21 #	120,000	121,950
Numericable Group 144A
6.00% 5/15/22 #	210,000	216,563
RCN Telecom Services 144A
8.50% 8/15/20 #	100,000	107,250
Sinclair Television Group
144A 5.625% 8/1/24 #	345,000	345,863
Virgin Media Finance 144A
6.375% 4/15/23 #	200,000	214,000
VTR Finance 144A
6.875% 1/15/24 #	200,000	215,000
		3,073,090
Services – 2.85%
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	280,000	280,700
BlueLine Rental Finance 144A
7.00% 2/1/19 #	110,000	116,600
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	205,000	198,722
Covanta Holding
5.875% 3/1/24	200,000	208,000
Mattamy Group 144A
6.50% 11/15/20 #	235,000	239,700
MCE Finance 144A
5.00% 2/15/21 #	200,000	200,000
MGM Resorts International
6.75% 10/1/20	55,000	61,050
7.75% 3/15/22	90,000	105,525
11.375% 3/1/18	80,000	101,400
Navios South American
Logistics 144A
7.25% 5/1/22 #	180,000	186,975
Pinnacle Entertainment
6.375% 8/1/21	85,000	88,613
7.75% 4/1/22 *	60,000	65,100
8.75% 5/15/20 *	30,000	32,325
Stena 144A 7.00% 2/1/24 #*	235,000	249,687
United Rentals North America
5.75% 11/15/24	435,000	456,750
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #*T	75,000	80,437
Watco 144A
6.375% 4/1/23 #	90,000	92,475
West 144A
5.375% 7/15/22 #	145,000	141,375
		2,905,434
Technology – 2.14%
BMC Software Finance 144A
8.125% 7/15/21 #	110,000	111,650
CommScope 144A
5.50% 6/15/24 #	200,000	204,500
Entegris 144A
6.00% 4/1/22 #	200,000	207,000
First Data
11.25% 1/15/21	150,000	174,750
11.75% 8/15/21	272,000	323,000
First Data Holdings 144A PIK
14.50% 9/24/19 #T	9,258	10,531
Infinity Acquisition 144A
7.25% 8/1/22 #	245,000	243,163
Infor Software Parent 144A
PIK 7.125% 5/1/21 #*T	250,000	255,625
j2 Global 8.00% 8/1/20	185,000	203,037
Micron Technology 144A
5.50% 2/1/25 #	110,000	111,650
NCR
5.875% 12/15/21	50,000	52,625
6.375% 12/15/23	165,000	179,025
Viasystems 144A
7.875% 5/1/19 #	100,000	104,000
		2,180,556

8 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 1.67%
AES
5.50% 3/15/24	155,000	$158,487
7.375% 7/1/21	133,000	152,950
AES Gener 144A
8.375% 12/18/73 #•	200,000	229,000
Calpine
5.375% 1/15/23	320,000	323,600
5.75% 1/15/25 *	75,000	75,844
144A 5.875% 1/15/24 #*	100,000	107,500
Dynegy 5.875% 6/1/23 *	120,000	117,300
Elwood Energy
8.159% 7/5/26	99,120	112,253
Enel 144A
8.75% 9/24/73 #•	200,000	236,000
NRG Energy 144A
6.25% 5/1/24 #	180,000	186,750
		1,699,684
Total Corporate Bonds
(cost $34,989,660)		36,195,354

Senior Secured Loans – 3.48%«
Akorn Tranche B
4.50% 11/13/20	55,000	55,068
Applied Systems 2nd Lien
7.50% 1/15/22	192,000	193,920
Ashland Water 2nd Lien
7.75% 7/2/22	75,000	74,625
Atkore International 2nd Lien
7.75% 9/27/21	105,000	104,344
Azure Midstream Tranche B
6.50% 10/21/18	44,554	45,041
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	205,000	207,861
Borgata Tranche B 1st Lien
6.75% 8/15/18	189,050	191,341
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	105,000	102,953
Citycenter Holdings Tranche B
5.00% 10/9/20	172,760	172,847
Clear Channel
Communications Tranche D
6.75% 1/30/19	315,000	310,078
Flint Group Tranche 2nd Lien
8.25% 5/2/22	210,000	209,650
Gentiva Health Services
Tranche B
6.50% 10/10/19	149,250	149,553
Hostess Brands 1st Lien
6.75% 3/12/20	199,500	205,485
LTS Buyer 2nd Lien
8.00% 3/15/21	28,463	28,712
Mauser Holdings 2nd Lien
8.25% 6/30/22	215,000	215,134
Moxie Liberty Tranche B
7.50% 8/21/20	105,000	108,413
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20	100,000	103,250
Nuveen Investments 2nd Lien
6.50% 2/28/19	100,000	100,400
Otterbox Tranche B
5.75% 5/30/20	155,000	153,644
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	105,000	108,413
Polymer Group Tranche B
5.25% 12/13/19	164,175	164,534
Rite Aid 2nd Lien
5.75% 8/3/20	97,000	98,425
Samson Investment 2nd Lien
5.00% 9/25/18	205,000	203,225
Travelport Finance
Luxembourg Sarl Tranche B
1st Lien 6.00% 8/15/21	135,000	135,827
Vantage Drilling Tranche B 1st
Lien 5.75% 3/28/19	109,446	109,286
Total Senior Secured Loans
(cost $3,536,382)		3,552,029

	Number of
	shares
Limited Partnership – 1.80%
Ares Management *	16,900	302,172
Brookfield Infrastructure
Partners *	9,400	399,030
Lehigh Gas Partners	31,200	1,129,128
Total Limited Partnership
(cost $1,209,823)		1,830,330

Preferred Stock – 1.07%
Ally Financial 144A 7.00% #	400	404,162
GMAC Capital Trust I
8.125% •	8,000	215,040
MetLife 5.00%	8,575	268,998

(continues)          NQ-DDF [8/14] 10/14 (13301) 9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock (continued)
Regions Financial 6.375% *	8,000	$199,120
Total Preferred Stock
(cost $1,006,784)		1,087,320

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†	4,752	3,231
Total Warrant (cost $39)		3,231

	Principal
	amount°
Short-Term Investments – 4.08%
Discount Notes – 1.37% ≠
Federal Home Loan Bank
0.055% 9/12/14	671,422	671,422
0.075% 11/19/14	53,560	53,556
0.077% 11/14/14	672,497	672,454
		1,397,432
Repurchase Agreements – 2.71%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price $700,174
(collateralized by U.S.
government obligations
0.00%-2.125%
9/18/14-5/15/44; market
value $714,175)	700,172	700,172
Bank of Montreal
0.05%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price $233,391
(collateralized by U.S.
government obligations
0.00%-4.375%
1/2/15-2/15/38; market
value $238,058)	233,390	233,390
BNP Paribas
0.05%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price
$1,823,448 (collateralized
by U.S. government
obligations
0.00%-3.125%
2/26/15-8/15/21; market
value $1,859,907)	1,823,438	1,823,438
		2,757,000

Total Short-Term
Investments
(cost $4,154,352)		4,154,432
Total Value of Securities
Before Securities Lending
Collateral – 138.81%
(cost $113,654,558)		141,516,822

	Number of
	shares
Securities Lending Collateral** – 6.57%
Investment Company
Delaware Investments
Collateral Fund No.1	6,700,422	6,700,422
Total Securities Lending
Collateral (cost $6,700,422)		6,700,422

Total Value of
Securities – 145.38%
(cost $120,354,980)		148,217,244■
Obligation to Return
Securities Lending
Collateral – (6.57%)		(6,700,422)

Borrowing Under Line of
Credit – (39.24%)		(40,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.43%«		436,740
Net Assets – 100.00%		$101,953,562

10 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2014, the aggregate value of Rule 144A securities was $23,261,117,which represented 22.82% of the Fund’s net assets. See Note 6 in “Notes.”
*	Fully or partially on loan.
**	See Note 5 in“Notes”for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $265,923, which represented 0.26% of the Fund’s net assets. See Note 6 in “Notes.”
✤	100% of the income received was in the form of both cash and par.
T	100% of the income received was in the form of additional cash.
«	Includes $8,000 cash collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2014,the aggregate value of fair valued securities was $35,557, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $6,493,624 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2014.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule.Stated rate in effect at Aug. 31, 2014.

The following futures contracts were outstanding at Aug. 31, 2014:1

Futures Contracts

	Notional			Unrealized
	Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
(8) U.S. Treasury 5 yr Notes	$(949,290)	$(950,688)	1/2/15	$ (1,398)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 4 in “Notes.”

Summary of abbreviations:

PIK - Pay-in-kind
REIT - Real Estate Investment Trust

NQ-DDF [8/14] 10/14 (13301) 11

Notes

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be nontaxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) no longer applies to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2014 in early 2015.

12 NQ-DDF [8/14] 10/14 (13301)

(Unaudited)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	$120,616,722
Aggregate unrealized appreciation	$28,567,344
Aggregate unrealized depreciation	(966,822)
Net unrealized appreciation	$27,600,522

For federal income tax purposes, at November 30, 2013, capital loss carryforwards of $14,059,841 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $2,844,205 expires in 2016, and $11,215,636 expires in 2017.

On December 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally,

(continues)          NQ-DDF [8/14] 10/14 (13301) 13

(Unaudited)

2. Investments (continued)
post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$82,431,543	$561,204	$—	$82,992,747
Convertible Preferred Stock[1]	2,005,929	1,240,592	35,557	3,282,078
Corporate Debt	—	44,614,655	—	44,614,655
Senior Secured Loans	—	3,552,029	—	3,552,029
Limited Partnership	1,830,330	—	—	1,830,330
Preferred Stock[1]	683,158	404,162	—	1,087,320
Warrant	3,231	—	—	3,231
Short-Term Investments	—	4,154,432	—	4,154,432
Securities Lending Collateral	—	6,700,422	—	6,700,422
Total	$86,954,191	$61,227,496	$35,557	$148,217,244
Futures Contracts	$(1,398)	$—	$—	$(1,398)

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The

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amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of security types:

	Level 1	Level 2	Level 3	Total
Common Stock	99.32%	0.68%	—	100.00%
Convertible Preferred Stock	61.12%	37.80%	1.08%	100.00%
Preferred Stock	62.83%	37.17%	—	100.00%

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Line of Credit

For the period ended Aug. 31, 2014, the Fund borrowed a portion of the money available to it pursuant to a $40,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on June 24, 2015. Prior to June 25, 2014, the Credit Agreement was $30,000,000. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At Aug. 31, 2014, the par value of loans outstanding was $40,000,000, at a variable interest rate of 1.04%. During the period ended Aug. 31, 2014, the average daily balance of loans outstanding was $31,147,263 at a weighted average interest rate of approximately 1.04%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. Prior to June 25, 2014, the commitment fee was computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Aug. 31, 2014.

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Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $8,000 cash collateral for open futures contracts.

Options Contracts — During the period ended Aug. 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates and market conditions, and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at Aug. 31, 2014.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

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Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the value of securities on loan was $6,890,953, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $190,531, and cash collateral of $6,700,422. At Aug. 31, 2014, the value of invested collateral was $6,493,624. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

6. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services, LLC and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

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6. Credit and Market Risk (continued)
The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the ”Schedule of investments.“

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

18 NQ-DDF [8/14] 10/14 (13301)

Item 2. Controls and Procedures.

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: